Related Parties - Schedule of Key Management Personnel Compensation (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Schedule of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 25,984	$ 63,795	$ 51,968	$ 79,170
Share based payment	$ 79,101	$ 161,203	$ 161,327	$ 376,166